Revenue - Narrative (Details) - Forward contract m³ in Thousands, T in Thousands, MWh in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) m³ MWh T	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 53.2	$ 67.5	$ 73.5
Soybean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 8.5
Derivative notional amount | T	27,465
Wheat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 3.2
Derivative notional amount | T	18,750
Corn
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 6.3
Derivative notional amount | T	34,051
Ethanol
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 5.2
Cubic meters of product | m³	8,457
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 23.5
MWh of energy | MWh	564,870
Sugar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 4.5
Derivative notional amount | T	11,663